NON-CONTROLLING INTERESTS - Narrative (Details) - Noncontrolling Interest $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jun. 01, 2017	Feb. 17, 2017 USD ($) $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2019	Oct. 22, 2019 $ / shares	Dec. 31, 2016 USD ($)
Non-controlling interests
Aggregate transaction value			$ 9	$ 41
TC Pipe Lines LP
Non-controlling interests
Percentage of non-controlling interests						74.50%
Common units outstanding, subject to rescission, amount					$ 106			$ 82
Reclassification to Common Units, subject to redemption (in shares) | shares					1.6
TC Pipe Lines LP | Minimum
Non-controlling interests
Percentage of non-controlling interests			74.30%	73.20%
TC Pipe Lines LP | Maximum
Non-controlling interests
Percentage of non-controlling interests			74.50%	74.30%
Portland Natural Gas Transmission System
Non-controlling interests
Percentage of non-controlling interests						0.00%
Ownership interest before transaction	11.81%
Columbia Pipeline Partners LP
Non-controlling interests
Share price (in dollars per share) | (per share)		$ 17.00					$ 25.50
Stub period distribution payments acquired (in dollars per share) | $ / shares		$ 0.10
Aggregate transaction value		$ 921